Schedule of marketable securities (Details) - BRL (R$) R$ in Thousands		9 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Fair value through other comprehensive income	[1]	R$ 13,290	R$ 42,029
WAM		2 years
Fair value through profit and loss		R$ 358,148	329,202
Amortized cost		719,088	658,735
Current		343,182	314,158
Non-current	[2]	R$ 375,906	344,577
Stocks [Member] | Financial assets available-for-sale, category [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Currency	[1]	USD
Stocks [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Currency	[1]	HKD
Financial Treasury Bills [Member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Fair value through profit and loss		R$ 318,893	312,515
Financial Treasury Bills [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Currency		R$
WAM	[3]	3 years 3 months 15 days
Average interest rate (p.a.)	[4]	1.90%
Investment Funds F I D C B R F [Member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Fair value through profit and loss		R$ 14,966	15,044
Investment Funds F I D C B R F [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Currency		R$
WAM	[3]	2 years 5 months 16 days
Committed [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Fair value through profit and loss		R$ 22,810
Committed [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Currency		R$
WAM	[3]	6 months
Other [Member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Fair value through profit and loss		R$ 1,479	1,643
Other [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Currency		R$ / ARS
WAM	[3]	7 days
Sovereign bonds and others [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Amortized cost	[5]	R$ 347,650	R$ 287,504
Sovereign bonds and others [member] | Held-to-maturity investments, category [member]
DisclosureOfMarketableSecuritiesLineItems [Line Items]
Currency	[5]	AOA
WAM	[3],[5]	1 year 6 months 25 days
Average interest rate (p.a.)	[4],[5]	4.00%

[1]	It’s comprised of Aleph Farms Ltd. stocks on September 30, 2021 and Cofco Meats stocks on December 31, 2020.
[2]	Maturity until December of 2023.
[3]	Weighted average maturity in years.
[4]	Weighted average annual rate.
[5]	It’s comprised of private securities and sovereign securities of the Angola Government and are presented net of expected credit losses in the amount of R$17,943 (R$9,894 on December 31, 2020).